Property, Plant and Equipment - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Property Plant And Equipment [Line Items]
Net book value of assets held under finance leases	£ 29	£ 27
Property, plant and equipment	4,882	3,661	£ 3,021
Freehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,086	803	656
Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	8,191	7,149	5,793
Carrying Value | Freehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,455	1,163	£ 944
Carrying Value | Freehold Property | Globe House
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 187	£ 188